Leases (Details) - Schedule of Undiscounted Future Minimum Lease Payment Schedule	Oct. 31, 2023 USD ($)
Schedule of Undiscounted Future Minimum Lease Payment Schedule [Abstract]
2024	$ 222,296
2025	203,491
2026
Total	$ 425,787